Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

November 8, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:

Legg Mason Funds Trust (Securities Act File No. 333-208682; Investment Company Act File No. 811-23107),

Legg Mason Global Asset Management Trust (Securities Act File No. 333-162441; Investment Company Act File No. 811-22338),

Legg Mason Partners Equity Trust (Securities Act File No. 33-43446; Investment Company Act File No. 811-06444),

Legg Mason Partners Income Trust (Securities Act File No. 2-96408; Investment Company Act File No. 811-04254), and

Western Asset Funds, Inc. (Securities Act File No. 33-34929; Investment Company Act File No. 811-06110) (collectively, the “Registrants”),

with respect to the funds listed in Schedule A (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrants and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated October 19, 2017 to the prospectus for each of the Funds listed in Schedule A.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
Legg Mason Funds Trust

ClearBridge Real Estate Opportunities Fund	May 1, 2017

Legg Mason Global Asset Management Trust

ClearBridge International Growth Fund	March 1, 2017

ClearBridge Small Cap Fund	March 1, 2017

ClearBridge Value Trust	March 1, 2017

Legg Mason BW Absolute Return Opportunities Fund	March 1, 2017

Legg Mason BW Alternative Credit Fund	March 1, 2017

Legg Mason BW Diversified Large Cap Value Fund	February 1, 2017

Legg Mason BW Dynamic Large Cap Value Fund	February 1, 2017

Legg Mason BW Global Flexible Income Fund	May 1, 2017

Legg Mason BW Global High Yield Fund	March 1, 2017

Legg Mason BW Global Opportunities Bond Fund	May 1, 2017

Legg Mason BW International Opportunities Bond Fund	May 1, 2017

Martin Currie Emerging Markets Fund	February 1, 2017

Martin Currie International Unconstrained Equity Fund	September 30, 2017

QS Global Market Neutral Fund	February 1, 2017

QS International Equity Fund	February 1, 2017

QS Strategic Real Return Fund	February 1, 2017

QS U.S. Small Capitalization Equity Fund	May 1, 2017

RARE Global Infrastructure Value Fund	February 1, 2017

Legg Mason Partners Equity Trust

ClearBridge Aggressive Growth Fund	December 28, 2016

ClearBridge All Cap Value Fund	February 1, 2017

ClearBridge Appreciation Fund	March 1, 2017

ClearBridge Dividend Strategy Fund	May 1, 2017

ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017

ClearBridge Global Health Care Innovations Fund	March 31, 2017

ClearBridge International Small Cap Fund	February 1, 2017

ClearBridge International Value Fund	March 1, 2017

Fund	Date of Summary Prospectus and Prospectus
ClearBridge Large Cap Growth Fund	March 31, 2017

ClearBridge Large Cap Value Fund	March 1, 2017

ClearBridge Mid Cap Fund	March 1, 2017

ClearBridge Mid Cap Growth Fund	March 1, 2017

ClearBridge Select Fund	March 1, 2017

ClearBridge Small Cap Growth Fund	March 1, 2017

ClearBridge Small Cap Value Fund	February 1, 2017

ClearBridge Sustainability Leaders Fund	March 1, 2017

ClearBridge Tactical Dividend Income Fund	March 1, 2017

EnTrustPermal Alternative Core Fund	May 1, 2017

QS Conservative Growth Fund	June 1, 2017

QS Defensive Growth Fund	June 1, 2017

QS Global Dividend Fund	February 1, 2017

QS Global Equity Fund	March 1, 2017

QS Growth Fund	June 1, 2017

QS International Dividend Fund	February 1, 2017

QS Moderate Growth Fund	June 1, 2017

QS U.S. Large Cap Equity Fund	March 31, 2017

Legg Mason Partners Income Trust

Western Asset Adjustable Rate Income Fund	September 30, 2017

Western Asset California Municipals Fund	June 30, 2017*

Western Asset Corporate Bond Fund	May 1, 2017

Western Asset Emerging Markets Debt Fund	June 30, 2017

Western Asset Global High Yield Bond Fund	May 1, 2017

Western Asset Global Strategic Income Fund	November 23, 2016

Western Asset Intermediate Maturity California Municipals Fund	March 31, 2017*

Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2017*

Western Asset Intermediate-Term Municipals Fund	August 1, 2017*

Western Asset Managed Municipals Fund	June 30, 2017*

Western Asset Massachusetts Municipals Fund	March 31, 2017*

Western Asset Mortgage Backed Securities Fund	May 1, 2017

Western Asset Municipal High Income Fund	November 23, 2016*

Fund	Date of Summary Prospectus and Prospectus
Western Asset New Jersey Municipals Fund	August 1, 2017*

Western Asset New York Municipals Fund	August 1, 2017*

Western Asset Oregon Municipals Fund	September 1, 2017*

Western Asset Pennsylvania Municipals Fund	August 1, 2017*

Western Asset Short Duration High Income Fund	November 23, 2016

Western Asset Short Duration Municipal Income Fund	June 30, 2017*

Western Asset Short-Term Bond Fund	May 1, 2017

Western Asset Short Term Yield Fund	November 23, 2016

Western Asset Funds, Inc.

Western Asset Core Bond Fund	May 1, 2017

Western Asset Core Plus Bond Fund	May 1, 2017

Western Asset High Yield Fund	September 30, 2017

Western Asset Inflation Indexed Plus Bond Fund	May 1, 2017

Western Asset Intermediate Bond Fund	September 30, 2017

Western Asset Macro Opportunities Fund	March 1, 2017

Western Asset Total Return Unconstrained Fund	September 30, 2017

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